Warrants (Details) - Schedule of debt issued and the warrants was calculated to determine the warrants	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of debt issued and the warrants was calculated to determine the warrants [Abstract]
Warrants (in Shares) | shares	35,000,000
Share price (in Dollars per share)	$ 0.0033
Exercise Price (in Dollars per share)	$ 0.006
Term	5 years
Volatility	353.00%
Risk Free Interest Rate	0.43%
Dividend rate